Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General and administrative expenses	$ 36.8	$ 34.7	$ 49.1
Rig operating and maintenance expenses	264.9	180.5	270.4
Operating expenses	549.9	334.8	514.5
Additional paid in capital	2,265.6	1,978.0
Affiliated Entity
Related Party Transaction [Line Items]
Operating expenses	0.5	0.9	7.9
Additional paid in capital	1.6	0.0	0.0
Affiliated Entity | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	0.5	0.9	1.0
Additional paid in capital	1.6	0.0	0.0
Affiliated Entity | Schlumberger Limited
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	$ 0.0	$ 0.0	$ 6.9
Affiliated Entity | Schlumberger Limited | Borr Drilling Limited
Related Party Transaction [Line Items]
Ownership percentage, non-controlling	3.30%